UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,     Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/14

Item 1.  Reports to Stockholders.

ASCENDANT BALANCED FUND

ASCENDANT DEEP VALUE CONVERTIBLES FUND

Semi-Annual Report

March 31, 2014

www.ascendantfunds.com

1 (855) 527-2363

Distributed by Northern Lights Distributors, LLC

Member FINRA

Ascendant Balanced Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2014

The Fund’s performance figures* for the periods ending March 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception**
Ascendant Balanced Fund Class A Shares	7.78%	12.02%	16.39%
Ascendant Balanced Fund Class A Shares with load	1.60%	5.59%	13.66%
Ascendant Balanced Fund Class C Shares	7.23%	11.07%	15.55%
Ascendant Balanced Fund Class I Shares	7.85%	12.33%	16.76%
S&P 500 Total Return Index	12.51%	21.86%	24.59%
BofA Merrill Lynch U.S. Corporate & Government Index	1.93%	(0.47%)	2.29%
Blended Benchmark Index***	8.25%	12.56%	15.36%

* The performance data quoted here represents past  performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results.   The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.     The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares.  The Fund’s total annual operating expenses, including underlying funds, are 2.37%, 3.12% and 2.09%, respectively, for Class A, Class C and Class I shares per the January 27, 2014 prospectus.  For performance information current to the most recent month-end, please call toll free (855) 527-2363.

** Commencement of operations is October 5, 2011.

The S&P 500  Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities.

*** The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% BofA Merrill Lynch U.S. Corporate & Government Index.

The Fund's Top Asset Classes are as follows:

		Percent of
Top Ten Asset Class/Industry Sector		Net Assets
Consumer, Non-cyclical		20.7%
Financial		18.5%
Energy		16.0%
Consumer, Cyclical		12.4%
Technology		10.0%
Industrial		8.5%
Communications		6.7%
Funds		3.8%
Basic Materials		1.4%
Utilities		0.6%
Other, Cash & Cash Equivalents		1.4%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Ascendant Deep Value Convertibles Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2014

The Fund’s performance figures* for the periods ending March 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception**
Ascendant Deep Value Convertibles Fund Class A Shares	2.59%	6.21%	16.55%
Ascendant Deep Value Convertibles Fund Class A Shares with load	(3.28%)	0.10%	13.81%
Ascendant Deep Value Convertibles Fund Class C Shares	2.16%	5.29%	15.80%
Ascendant Deep Value Convertibles Fund Class I Shares	2.60%	6.32%	16.88%
Dow Jones U.S. Select Dividend Total Return Index	12.52%	19.79%	22.85%
Merrill Lynch Yield Alternative Index	6.35%	8.75%	11.72%
S&P Composite 1500 Index	12.37%	22.05%	24.95%

* The performance data quoted here represents past  performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results.   The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.   The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares.  The Fund’s total annual operating expenses, including underlying funds, are 2.46%, 3.21% and 2.21%, respectively, for Class A, Class C and Class I shares per the January 27, 2014 prospectus.  For performance information current to the most recent month-end, please call toll free (855) 527-2363.

** Commencement of operations is October 5, 2011.

The S&P Composite 1500 is an investable U.S. equity benchmark.  The S&P Composite 1500 combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.

The Dow Jones U.S. Select Dividend Index measures the performance of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (“REITs”)) in the Dow Jones U.S. Index. The benchmark index has been changed to reflect changes to the Fund’s investment strategy. Investors cannot invest directly in an index.

The Merrill Lynch Yield Alternatives Index (VYLD) measure the performance of convertible issuances with a greater than $50 million aggregate market value at issuance. The Merrill Lynch Yield Alternatives Index has replaced the Standard and Poor’s Composite 1500 Index as the Fund’s benchmark index to reflect changes to the Fund’s principal investment strategy.

The Fund's Top Asset Classes are as follows:

		Percent of
Top Ten Asset Class/Industry Sector		Net Assets
Consumer, Non-Cyclical		18.7%
Energy		18.6%
Financial		17.2%
Consumer, Cyclical		13.1%
Funds		10.7%
Communications		7.2%
Technology		6.2%
Industrial		5.1%
Other, Cash & Cash Equivalents		3.2%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	March 31, 2014
Shares		Value
	COMMON STOCKS - 57.2%
	AEROSPACE & DEFENSE - 1.3%
1,237	Lockheed Martin Corp.	$ 201,928
1,234	United Technologies Corp.	144,181
		346,109
	AGRICULTURE - 1.4%
6,995	Lorillard, Inc.	378,290

	AIRLINES - 1.2%
909	Alaska Air Group, Inc.	84,819
9,467	Southwest Airlines Co.	223,516
		308,335
	AUTO MANUFACTURES - 0.4%
2,979	General Motors Co.	102,537

	BANKS - 2.6%
6,686	BB&T Corp.	268,577
2,317	Northern Trust Corp.	151,902
850	Prosperity Bancshares, Inc.	56,226
1,076	Texas Capital Bancshares, Inc. *	69,875
2,966	U.S. Bancorp	127,123
		673,703
	BIOTECHNOLOGY - 0.3%
1,209	Myriad Genetics, Inc. *	41,336
464	United Therapeutics Corp. *	43,630
		84,966
	CHEMICALS - 1.0%
643	CF Industries Holdings, Inc.	167,591
1,117	Sensient Technologies Corp.	63,010
640	Valspar Corp.	46,157
		276,758
	COMMERCIAL SERVICES - 2.5%
368	Alliance Data Systems Corp. *	100,262
1,825	Automatic Data Processing, Inc.	140,999
1,742	Deluxe Corp.	91,403
2,438	Kelly Services, Inc. - Class A	57,854
2,660	Mastercard, Inc. - Class A	198,702
733	WEX, Inc. *	69,672
		658,892
	COMPUTERS - 2.1%
3,007	Accenture PLC - Class A	239,718
470	Apple, Inc.	252,268
1,383	Synopsys, Inc. *	53,121
		545,107
	DISTRIBUTION & WHOLESALE - 1.1%
1,652	Genuine Parts Co.	143,476
544	WW Grainger, Inc.	137,447
		280,923
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
2,354	American Express Co.	211,931
581	Outerwall, Inc. *	42,122
		254,053

See accompanying notes to financial statements.

	Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2014
Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
931	Belden, Inc.	$ 64,798
1,358	Generac Holdings, Inc.	80,081
		144,879
	ELECTRONICS - 1.1%
928	FEI Co.	95,603
1,676	Thermo Fisher Scientific, Inc.	201,522
		297,125
	FOOD - 1.9%
4,074	ConAgra Foods, Inc.	126,416
3,093	Kellogg Co.	193,962
2,552	Kraft Foods Group, Inc.	143,167
1,519	Seneca Foods Corp. - Class A *	47,818
		511,363
	HEALTHCARE-PRODUCTS - 0.2%
887	ResMed, Inc.	39,640

	HEALTHCARE-SERVICES - 1.3%
2,076	Aetna, Inc.	155,638
628	Community Health Systems, Inc. *	24,599
1,843	UnitedHealth Group, Inc.	151,108
		331,345
	HOUSEHOLD PRODUCTS & WARES - 1.7%
2,184	Clorox Co.	192,214
1,525	Jarden Corp. *	91,241
1,466	Kimberly-Clark Corp.	161,627
		445,082
	INSURANCE - 2.9%
2,939	ACE Ltd.	291,137
2,323	Aflac, Inc.	146,442
754	American Financial Group, Inc.	43,513
742	Assurant, Inc.	48,200
2,512	MetLife, Inc.	132,634
1,778	Protective Life Corp.	93,505
		755,431
	INTERNET - 0.8%
198	Google, Inc. - Class A *	220,673

	INVESTMENT COMPANIES - 0.5%
12,607	Prospect Capital Corp.	136,156

	MACHINERY-DIVERSIFIED - 0.7%
2,085	Deere & Co.	189,318

	METAL FABRICATE / HARDWARE - 0.2%
306	Valmont Industries, Inc.	45,545

	MINING - 0.1%
674	Freeport-McMoRan Copper & Gold, Inc.	22,289

See accompanying notes to financial statements.

	Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2014
Shares		Value
	MISCELLANEOUS MANUFACTURING - 1.4%
12,032	General Electric Co.	$ 311,508
1,574	Hillenbrand, Inc.	50,887
		362,395
	OIL & GAS - 5.8%
343	Anadarko Petroleum Corp.	29,073
371	Apache Corp.	30,774
569	BP PLC - ADR	27,369
625	Cabot Oil & Gas Corp.	21,175
1,413	Chevron Corp.	168,020
293	Cimarex Energy Co.	34,899
2,608	ConocoPhillips	183,473
1,401	Continental Resources, Inc. *	174,102
3,657	Denbury Resources, Inc.	59,975
408	Devon Energy Corp.	27,307
424	Diamond Offshore Drilling, Inc.	20,674
1,104	EOG Resources, Inc.	216,572
2,004	Exxon Mobil Corp.	195,751
321	Helmerich & Payne, Inc.	34,527
801	Marathon Oil Corp.	28,451
439	Noble Energy, Inc.	31,187
445	Occidental Petroleum Corp.	42,404
3,233	Parker Drilling Co. *	22,922
1,872	Rosetta Resources, Inc. *	87,198
693	SM Energy Co.	49,404
562	Stone Energy Corp. *	23,587
467	Whiting Petroleum Corp. *	32,405
		1,541,249
	OIL & GAS SERVICES - 1.2%
170	Core Laboratories NV	33,735
2,948	Halliburton Co.	173,608
408	National Oilwell Varco, Inc.	31,771
287	Oil States International, Inc. *	28,298
284	Schlumberger Ltd.	27,690
919	Superior Energy Services, Inc.	28,268
		323,370
	PACKAGING & CONTAINERS - 0.1%
513	Packaging Corp. of America	36,100

	PHARMACEUTICALS - 4.7%
2,041	Abbott Laboratories	78,599
3,396	AbbVie, Inc.	174,554
2,867	Eli Lilly & Co.	168,752
1,642	Johnson & Johnson	161,294
6,091	Merck & Co., Inc.	345,786
1,274	Omnicare, Inc.	76,020
5,915	Pfizer, Inc.	189,990
1,872	Prestige Brands Holdings, Inc. *	51,012
		1,246,007

See accompanying notes to financial statements.

	Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2014
Shares		Value
	PIPELINES - 2.4%
417	Enterprise Products Partners LP	$ 28,923
2,756	Magellan Midstream Partners LP	192,203
3,428	Plains All American Pipeline LP	188,951
739	Spectra Energy Corp.	27,299
4,223	Spectra Energy Partners LP	206,716
		644,092
	PRIVATE EQUITY - 0.5%
5,509	KKR & Co. LP	125,826

	REAL ESTATE - 0.5%
2,416	WP Carey, Inc.	145,129

	REITS - 1.6%
1,237	Camden Property Trust	83,300
1,048	Extra Space Storage, Inc.	50,838
5,244	Omega Healthcare Investors, Inc.	175,779
1,438	Rayonier, Inc.	66,019
1,311	Weyerhaeuser Co.	38,478
		414,414
	RETAIL - 5.0%
2,552	CVS Caremark Corp.	191,043
8,081	Foot Locker, Inc.	379,645
4,037	Gap, Inc./The	161,722
4,049	Home Depot, Inc.	320,397
754	PetSmart, Inc.	51,943
2,762	TJX Cos., Inc.	167,515
847	Tractor Supply Co.	59,824
		1,332,089
	SEMICONDUCTORS - 1.6%
4,489	Intel Corp.	115,861
3,975	QUALCOMM, Inc.	313,468
		429,329
	SOFTWARE - 1.8%
3,347	Fiserv, Inc. *	189,741
6,924	Microsoft Corp.	283,815
		473,556
	TELECOMMUNICATIONS - 2.6%
8,078	AT&T, Inc.	283,295
12,530	Cisco Systems, Inc.	280,797
984	NeuStar, Inc. - Class A *	31,990
1,989	Verizon Communications, Inc.	94,617
		690,699
	TOYS, GAMES & HOBBIES - 0.6%
2,827	Hasbro, Inc.	157,238

	TRUCKING & LEASING - 0.6%
3,493	TAL International Group, Inc.	149,745

	TOTAL COMMON STOCKS (Cost $11,806,058)	15,119,757

See accompanying notes to financial statements.

	Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2014
Principal ($)		Value
	EXCHANGE TRADED FUNDS - 3.9%
	CLOSED-END FUND - 0.1%
2,647	Sprott Physical Silver Trust - Trust Unit *	$ 20,752

	COMMODITY FUND - 0.1%
272	SPDR Gold Shares *	33,622

	DEBT FUNDS - 3.6%
5,275	SPDR Barclays Capital High Yield Bond ETF	217,910
9,150	Vanguard Short-Term Bond ETF	732,915
		950,825
	EQUITY FUND - 0.1%
937	Market Vectors Gold Miners ETF	22,113

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,035,048)	1,027,312

	NON-CONVERTIBLE BONDS - 8.1%
	AEROSPACE & DEFENSE - 0.7%
172,000	Lockheed Martin Corp., 7.650% due 5/1/16	196,363

	AGRICULTURE - 0.1%
14,000	Archer-Daniels Midland Co., 8.375% due 4/15/17	16,832

	AUTO PARTS&EQUIPMENT - 0.7%
174,000	Meritor, Inc., 4.625% due 3/1/26	182,047

	BANKS - 1.6%
197,000	Bank of America Corp., 5.125% due 11/15/14	202,325
51,000	Goldman Sachs Group, Inc., 5.250% due 7/27/21	56,543
150,000	Wells Fargo & Co., 5.125% due 9/15/16	164,047
		422,915
	BEVERAGES - 0.1%
34,000	PepsiCo, Inc., 5.000% due 6/1/18	38,130

	ELECTRIC - 0.6%
155,000	Constellation Energy Group, Inc., 4.550% due 6/15/15	161,783

	FOOD - 0.7%
179,000	Nabisco, Inc., 7.550% due 6/15/15	193,658

	IRON & STEEL - 0.3%
74,000	Nucor Corp., 5.750% due 12/1/17	83,821

	MEDIA - 0.9%
210,000	Time Warner Cable, Inc., 5.850% due 5/1/17	236,266

	OFFICE & BUSINESS EQUIPMENT - 0.8%
182,000	Xerox Corp., 7.200% due 4/1/16	203,438

See accompanying notes to financial statements.

	Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2014
Principal ($)		Value
	PHARMACEUTICALS - 0.5%
34,000	Merck Sharp & Dohme Corp., 5.000% due 6/30/19	$ 38,496
74,000	Pfizer, Inc., 4.650% due 3/1/18	81,910
		120,406
	RETAIL - 0.2%
35,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	38,479

	TRUCKING & LEASING - 0.9%
236,000	Penske Truck Leasing Co. LP., 2.500% due 3/15/16, 144A	242,010

	TOTAL NON-CONVERTIBLE BONDS (Cost $2,079,531)	2,136,148

	CONVERTIBLE BONDS- 29.4%
	AGRICULTURE - 0.5%
134,000	Alliance One International, Inc., 5.500% due 7/15/14	138,355

	AIRLINES - 0.8%
110,000	AirTran Holdings, Inc., 5.250% due 11/1/16	214,087

	AUTO MANUFACTURERS - 0.7%
174,000	Navistar International Corp., 3.000% due 10/15/14	177,371

	BIOTECHNOLOGY - 1.2%
250,000	InterMune, Inc., 2.500% due 9/15/18	322,656

	COAL - 1.3%
170,000	Alpha Natural Resources., 4.875% due 12/15/20	140,144
250,000	Peaboy Energy Corp., 4.750% due 12/15/41	203,438
		343,582
	DIVERSIFIED FINANCIAL SERVICES - 4.6%
249,000	BGC Partners, Inc., 4.500% due 7/15/16	265,185
380,000	DFC Global Corp., 3.250% due 4/15/17	325,850
147,000	Jefferies Group, Inc., 3.875% due 11/1/29	157,014
175,000	Knight Capital Group, Inc., 3.500% due 3/15/15	177,078
300,000	Walter Investment Management Corp., 4.500% due 11/1/19	284,625
		1,209,752
	FOOD - 1.1%
280,000	Chiquita Brands International, Inc., 4.250% due 8/15/16	286,300

	HEALTHCARE-PRODUCTS - 1.2%
265,000	NuVasive, Inc., 2.750% due 7/1/17	316,013

	HEALTHCARE-SERVICES - 0.6%
119,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	162,509

	INVESTMENT COMPANIES - 2.0%
240,000	Apollo Investment Corp., 5.750% due 1/15/16	255,900
250,000	Prospect Capital Corp., 5.875% due 1/15/19	264,062
		519,962
	LODGING - 1.4%
370,000	Morgans Hotel Group Co., 2.375% due 10/15/14	367,688

See accompanying notes to financial statements.

		Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
		March 31, 2014
Principal ($)			Value
		MEDIA - 1.4%
667,000		Liberty Interactive LLC, 3.500% due 1/15/31	$ 356,428

		OIL & GAS - 5.3%
179,000		Chesapeake Energy Corp., 2.500% due 5/15/37	183,028
400,000		Cobalt International Energy, Inc., 2.625% due 12/1/19	377,250
370,000		Energy XXI Bermuda Ltd., 3.000% due 12/15/18, 144A	363,063
203,000		Goodrich Petroleum Corp., 5.000% due 10/1/29	209,851
204,000		Stone Energy Corp., 1.750% due 3/1/17	250,410
			1,383,602
		PHARMACEUTICALS - 0.7%
200,000		Herbalife Ltd., 2.000% due 8/15/19, 144A	172,501

		REITS - 0.8%
200,000		Campus Crest Communities, Inc., 4.750% due 10/15/28, 144A	197,375

		RETAIL - 0.5%
142,000		Charming Shoppes, Inc., 1.125% due 5/1/14	127,800

		SEMICONDUCTORS - 1.1%
264,000		Advanced Micro Devices, Inc., 6.000% due 5/1/15	280,170
300,000		Rambus, Inc., 1.125% due 8/15/18, 144A	336,938
			617,108
		SOFTWARE - 2.3%
370,000		Nuance Communications, Inc., 2.750% due 11/1/31	372,544

		TELECOMMUNICATIONS - 1.0%
230,000		Clearwire Communications LLC, 8.250% due 12/1/40, 144A +	267,662

		TRANSPORTATION - 0.9%
228,000		DryShips, Inc., 5.000% due 12/1/14	226,575

		TOTAL CONVERTIBLE BONDS (Cost $7,147,657)	7,779,870

		U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.4%
43,000	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	50,311
44,000	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	53,358
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS	103,669
		(Cost $103,572)
Contracts
		PURCHASED PUT OPTION - 0.1%
95		S&P 500 Index
		Expiration April 2014, Exercise Price $1,760 (Cost $53,014)	17,100

See accompanying notes to financial statements.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
SHORT-TERM INVESTMENT- 0.5%
MONEY MARKET FUND- 0.5%
120,213	Dreyfus Cash Management, Institutional Shares, 0.12% ** (Cost $120,213)	$ 120,213

	TOTAL INVESTMENTS - 99.6% (Cost $22,345,093) (a)	$ 26,304,069
	OTHER ASSETS LESS LIABILITIES - 0.4%	$108,748
	NET ASSETS - 100.0%	$ 26,412,817

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,395,476 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 4,070,086
	Unrealized Depreciation:	(161,493)
	Net Unrealized Appreciation:	$ 3,908,593

* Non-Income producing security.
+ Illiquid security. Total illiquid securities represents 1.0% of net assets as of March 31, 2014.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2014, such securities amounted to $1,579,549 or 6.0% of net assets.

** Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.
ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts.
(b) Principal Amount of security is adjusted for inflation factor.

See accompanying notes to financial statements.

	Ascendant Deep Value Convertibles Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	March 31, 2014
Shares		Value
	EXCHANGE TRADED FUND - 10.8%
	ASSET ALLOCATION FUND - 5.5%
33,473	SPDR Barclays Convertible Securities ETF	$ 1,619,758

	DEBT FUND - 5.3%
37,450	SPDR Barclays High Yield Bond ETF	1,547,060

	TOTAL EXCHANGE TRADED FUNDS (Cost $3,184,493)	3,166,818
Principal ($)
	CONVERTIBLE BONDS- 84.9%
	AGRICULTURE - 0.8%
224,000	Alliance One International, Inc., 5.500% due 7/15/14	231,280

	AIRLINES - 2.6%
390,000	AirTran Holdings, Inc., 5.250%, due 11/1/16	759,037

	AUTO MANUFACTURERS - 2.5%
14,000	Navistar International Corp., 3.000% due 10/15/14	14,271
750,000	Navistar International Corp., 4.500% due 10/15/18, 144A	736,875
		751,146
	BIOTECHNOLOGY - 3.3%
750,000	InterMune, Inc., 2.500%, due 9/15/2018	967,969

	COAL - 7.1%
750,000	Alpha Natural Resources, Inc., 3.750% due 12/15/17	632,812
1,028,000	Alpha Natural Resources, Inc., 4.875% due 12/15/20	847,457
750,000	Peabody Energy Corp., 4.750% due 12/15/41	610,313
		2,090,582
	DISTRIBUTION/WHOLESALE - 2.5%
850,000	Titan Machinery, Inc., 3.750% due 5/1/19	725,156

	DIVERSIFIED FINANCIAL SERVICES - 3.7%
14,000	BGC Partners, Inc., 4.500% due 7/15/16	14,910
620,000	DFC Global Corp., 3.250% due 4/15/17	531,650
16,000	Jefferies Group, Inc., 3.875% due 11/1/29	17,090
14,000	Knight Capital Group, Inc., 3.500% due 3/15/15	14,166
550,000	Walter Investment Management Corp., 4.500%, due 11/1/19	521,813
		1,099,629
	ENERGY - ALTERNATIVE SOURCES - 1.8%
660,000	ReneSola Ltd., 4.125% due 3/15/18, 144A	524,288

	FOOD - 2.6%
750,000	Chiquita Brands International, Inc., 4.250% due 8/15/16	766,875

See accompanying notes to financial statements.

	Ascendant Deep Value Convertibles Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2014
Principal ($)		Value
	HEALTHCARE-PRODUCTS - 5.7%
750,000	Hologic, Inc., 4.000%, due 12/15/43	$ 798,750
750,000	NuVasive, Inc., 2.750% due 7/1/17	894,375
		1,693,125
	HEALTHCARE-SERVICES - 0.1%
14,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	19,119

	HOME BUILDERS- 2.7%
850,000	Ryland Group, Inc., 0.250% due 6/1/19	805,375

	INTERNET- 4.5%
750,000	WebMD Health Corp., 2.500% due 1/31/18	759,844
600,000	Yandex NV., 1.125%, due 12/15/18, 144A	558,375
		1,318,219
	INVESTMENT COMPANIES - 2.7%
750,000	Prospect Capital Corp., 5.875% due 1/15/19	792,188

	LODGING - 2.7%
800,000	Morgans Hotel Group Co., 2.375% due 10/15/14	795,000

	MEDIA - 2.4%
1,350,000	Liberty Interactive LLC, 3.500% due 1/15/31	721,406

	METAL FABRICATE/HARDWARE - 2.3%
700,000	RTI International Metals, Inc., 1.625%, due 10/15/19	691,688

	OIL & GAS - 7.0%
762,000	Chesapeake Energy Corp., 2.500% due 5/15/37	779,145
500,000	Cobalt International Energy, Inc., 2.625% due 12/1/19	471,562
800,000	Energy XXI Bermuda Ltd., 3.000% due 12/15/18, 144A	785,000
14,000	Goodrich Petroleum Corp., 5.000% due 10/1/29	14,472
14,000	Stone Energy Corp., 1.750% due 3/1/17	17,185
		2,067,364
	OIL & GAS SERVICES - 2.7%
800,000	SEACOR Holdings, Inc., 3.000% due 11/15/28, 144A	789,000

	PHARMACEUTICALS - 5.3%
800,000	Herbalife Ltd., 2.000%, due 8/15/19, 144A	690,004
800,000	Omnicare, Inc., 3.250% due 12/15/35	858,000
		1,548,004
	REAL ESTATE - 2.5%
700,000	AV Homes, Inc., 7.500% due 2/15/16	731,500

See accompanying notes to financial statements.

	Ascendant Deep Value Convertibles Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2014
Principal ($)		Value
	REITS - 8.3%
750,000	American Realty Capital Properties, Inc., 3.000% due 8/1/18	$ 798,750
550,000	Campus Crest Communities, Inc., 4.750%, due 10/15/18, 144A	542,781
368,000	IAS Operating Partnership LP, 5.000% due 3/15/18, 144A	356,040
750,000	RAIT Financial Trust, 4.000%, due 10/1/33	735,000
		2,432,571
	RETAIL - 0.1%
14,000	Charming Shoppes, Inc., 1.125% due 5/1/14	12,600

	SEMICONDUCTORS - 3.5%
15,000	Advanced Micro Devices, Inc., 6.000% due 5/1/15	15,919
900,000	Rambus, Inc., 1.125%, due 8/15/18, 144A	1,010,812
		1,026,731
	SOFTWARE - 2.7%
800,000	Nuance Communications, Inc., 2.750% due 11/1/31	805,500

	TRANSPORTATION - 2.8%
817,000	DryShips, Inc., 5.000% due 12/1/14	811,894

	TOTAL CONVERTIBLE BONDS (Cost $24,667,253)	24,977,246

	NON-CONVERTIBLE BONDS- 1.3%
	AUTO PARTS&RQUIPMENT - 0.1%
12,000	Meritor, Inc., 4.652%, due 3/1/26	12,555

	HEALTHCARE-SERVICES - 0.9%
250,000	Community Health Systems, Inc., 8.000% due 11/15/19	275,938

	MEDIA- 0.3%
75,000	DISH DBS Corp., 6.750% due 6/1/21	84,187

	TOTAL NON-CONVERTIBLE BONDS (Cost $366,202)	372,680

	SHORT-TERM INVESTMENT - 2.0%
	MONEY MARKET FUND - 2.0%
590,683	Dreyfus Cash Management, Institutional Shares, 0.12% * (Cost $590,683)	590,683

	TOTAL INVESTMENTS - 99.0% (Cost $28,808,631) (a)	$ 29,107,427
	OTHER ASSETS LESS LIABILITES- 1.0%	308,334
	NET ASSETS - 100.0%	$ 29,415,761
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,805,256 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 860,461
	Unrealized Depreciation:	(558,290)
	Net Unrealized Appreciation:	$ 302,171

* Money market fund; interest rate reflects seven-day yield on March 31, 2014.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2014, such securities amounted to $5,993,175 or 20.4% of net assets.

ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

	Ascendant Balanced Fund	Ascendant Deep Value Convertibles Fund
ASSETS
Investment securities:
At cost	$ 22,345,093	$ 28,808,631
At value	$ 26,304,069	$ 29,107,427
Receivable for Fund shares sold	7,175	86,385
Dividends and interest receivable	140,753	259,640
Prepaid expenses & other assets	5,408	38,976
TOTAL ASSETS	26,457,405	29,492,428

LIABILITIES
Payable for Fund shares redeemed	1,486	9,923
Investment advisory fees payable	32,774	57,493
Accrued expenses and other liabilities	3,596	2,569
Fees payable to other affiliates	5,925	1,518
Distribution (12b-1) fees payable	807	5,164
TOTAL LIABILITIES	44,588	76,667
NET ASSETS	$ 26,412,817	$ 29,415,761

Net Assets Consist Of:
Paid in capital	$ 22,225,216	$ 29,211,489
Accumulated net investment income (loss)	65,578	(156,897)
Accumulated net realized gain from security transactions	163,047	62,373
Net unrealized appreciation of investments	3,958,976	298,796
NET ASSETS	$ 26,412,817	$ 29,415,761

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2014

	Ascendant Balanced Fund	Ascendant Deep Value Convertibles Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 2,146,592	$ 25,092,780
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	148,405	1,827,912
Net asset value (Net Assets ÷ Shares Outstanding),
and redemption price per share	$ 14.46	$ 13.73
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (a)	$ 15.35	$ 14.57

Class C Shares:
Net Assets	$ 430,807	$ 174,875
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	30,212	12,902
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 14.26	$ 13.55

Class I Shares:
Net Assets	$ 23,835,418	$ 4,148,106
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,642,861	301,264
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 14.51	$ 13.77

(a)	Purchases of $1,000,000 or more of Class A shares may be subject to a 1% contingent deferred sales charge.

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2014
		Ascendant
	Ascendant Balanced	Deep Value
	Fund	Convertibles Fund
INVESTMENT INCOME
Dividends	$ 186,422	$ 77,650
Interest	164,276	285,389
Less: Amortization of Premium	(31,482)	-
TOTAL INVESTMENT INCOME	319,216	363,039

EXPENSES
Investment advisory fees	122,395	110,820
Distribution (12b-1) fees:
Class A	2,988	19,574
Class C	1,533	499
Administration fees	19,871	16,107
Fund accounting fees	13,714	13,714
Transfer agent fees	7,791	7,791
Legal fees	7,480	4,488
Audit fees	6,732	6,732
Compliance officer fees	6,561	1,810
Custody fees	5,691	2,495
Registration fees	4,987	4,737
Shareholder reporting expense	3,740	3,241
Trustees' fees	3,393	3,393
Insurance expense	450	46
Other expenses	2,140	3,318
TOTAL EXPENSES	209,466	198,765

Plus Expense recaptured by the Advisor	28,889	29,924

NET EXPENSES	238,355	228,689
NET INVESTMENT INCOME	80,861	134,350

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Security transactions	305,544	150,622
Distributions of capital gains from underlying investment companies	1,674	-
Net realized gain	307,218	150,622

Net change in unrealized appreciation on investments	1,273,189	79,655

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,580,407	230,277

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,661,268	$ 364,627

See accompanying notes to financial statements.

Ascendant Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2014	Year Ended
FROM OPERATIONS	(Unaudited)	September 30, 2013
Net investment income	$ 80,861	$ 126,048
Net realized gain (loss) from security transactions and options written	305,544	(107,957)
Distributions of capital gains from underlying investment companies	1,674	147
Net change in unrealized appreciation of investments	1,273,189	1,732,955
Net increase in net assets resulting from operations	1,661,268	1,751,193

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	(13,720)
Class C	-	(605)
Class I	-	(18,077)
From net investment income:
Class A	(6,780)	-
Class C	(21)	-
Class I	(149,819)	-
Net decrease in net assets from distributions to shareholders	(156,620)	(32,402)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	194,859	219,800
Class C	187,000	67,756
Class I	9,227,299	10,453,187
Net asset value of shares issued in reinvestment of distributions
Class A	6,619	13,704
Class C	16	590
Class I	147,480	18,054
Payments for shares redeemed
Class A	(1,337,228)	(2,116,203)
Class C	(1,845)	(66,720)
Class I	(2,246,224)	(3,033,503)
Redemption fee proceeds
Class A	5	199
Class C	12	8
Class I	48	279
Net increase in net assets from shares of beneficial interest	6,178,041	5,557,151

TOTAL INCREASE IN NET ASSETS	7,682,689	7,275,942

NET ASSETS
Beginning of Period	18,730,128	11,454,186
End of Period*	$ 26,412,817	$ 18,730,128
*Includes accumulated net investment income of:	$ 65,578	$ 141,337

See accompanying notes to financial statements.

Ascendant Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2014	Year Ended
SHARE ACTIVITY - CLASS A	(Unaudited)	September 30, 2013
Shares Sold	13,870	17,790
Shares Reinvested	477	1,152
Shares Redeemed	(95,192)	(170,487)
Net decrease in shares of beneficial interest outstanding	(80,845)	(151,545)

SHARE ACTIVITY - CLASS C
Shares Sold	13,458	5,204
Shares Reinvested	1	50
Shares Redeemed	(133)	(5,221)
Net increase in shares of beneficial interest outstanding	13,326	33

SHARE ACTIVITY - CLASS I
Shares Sold	653,987	822,138
Shares Reinvested	10,595	1,511
Shares Redeemed	(158,850)	(240,047)
Net increase in shares of beneficial interest outstanding	505,732	583,602

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2014	Year Ended
FROM OPERATIONS	(Unaudited)	September 30, 2013
Net investment income	$ 134,350	$ 10,487
Net realized gain from security transactions and options written	150,622	342,445
Net change in unrealized appreciation (depreciation) of investments	79,655	(107,831)
Net increase in net assets resulting from operations	364,627	245,101

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(295,675)	(15,980)
Class C	(1,685)	(1,330)
Class I	(66,969)	(48,664)
From net investment income:
Class A	(236,002)	-
Class C	(1,323)	-
Class I	(57,664)	-
Net decrease in net assets from distributions to shareholders	(659,318)	(65,974)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	25,225,794	11,926
Class C	97,000	57,473
Class I	2,218,463	2,206,078
Net asset value of shares issued in reinvestment of distributions
Class A	146,287	9,108
Class C	2,641	1,330
Class I	124,196	48,475
Payments for shares redeemed
Class A	(680,215)	(1,016,493)
Class C	(15)	(90)
Class I	(453,823)	(1,014,418)
Redemption fee proceeds
Class A	304	-
Class C	1	-
Class I	(9)	-
Net increase in net assets from shares of beneficial interest	26,680,624	303,389

TOTAL INCREASE IN NET ASSETS	26,385,933	482,516

NET ASSETS
Beginning of Period	3,029,828	2,547,312
End of Period*	$ 29,415,761	$ 3,029,828
*Includes accumulated net investment income (loss) of:	$ (156,897)	$ 3,742

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2014	Year Ended
SHARE ACTIVITY - CLASS A	(Unaudited)	September 30, 2013
Shares Sold	1,818,869	945
Shares Reinvested	10,963	699
Shares Redeemed	(49,582)	(77,844)
Net increase (decrease) in shares of beneficial interest outstanding	1,780,250	(76,200)

SHARE ACTIVITY - CLASS C
Shares Sold	7,137	4,163
Shares Reinvested	200	97
Shares Redeemed	(1)	(6)
Net increase in shares of beneficial interest outstanding	7,336	4,254

SHARE ACTIVITY - CLASS I
Shares Sold	159,575	156,355
Shares Reinvested	9,275	3,513
Shares Redeemed	(33,064)	(73,710)
Net increase in shares of beneficial interest outstanding	135,786	86,158

See accompanying notes to financial statements.

Ascendant Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A						Class C
	Six Months Ended						Six Months Ended
	March 31,		Year Ended		Period Ended		March 31,		Year Ended		Period Ended
	2014		September 30,		September 30,		2014		September 30,		September 30,
	(Unaudited)		2013		2012 (1)		(Unaudited)		2013		2012 (1)
Net asset value, beginning of period	$ 13.47		$ 12.02		$ 10.00		$ 13.30		$ 11.96		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.04		0.07		0.01		(0.01)		(0.02)		(0.07)
Net realized and unrealized
gain on investments	1.00		1.42		2.03		0.97		1.40		2.05
Total from investment operations	1.04		1.49		2.04		0.96		1.38		1.98

Less distributions from:
Net investment income	(0.05)		-		(0.00)	(3)	(0.00)	(3)	-		-
Net realized gains	-		(0.04)		(0.02)		-		(0.04)		(0.02)
Total distributions	(0.05)		(0.04)		(0.02)		-		(0.04)		(0.02)

Paid-in-Capital From Redemption Fees (2)	0.00	(3)	0.00	(3)	0.00	(3)	0.00		0.00	(3)	0.00	(3)

Net asset value, end of period	$ 14.46		$ 13.47		$ 12.02		$ 14.26		$ 13.30		$ 11.96

Total return (4)	7.78%	(8)	12.40%		20.41%	(8)	7.23%	(8)	11.54%		19.79%	(8)

Net assets, at end of period (000s)	$ 2,147		$ 3,088		$ 4,577		$ 431		$ 225		$ 202

Ratio of gross expenses to average
net assets (5)(7)	2.12%	(6)	2.40%		3.35%	(6)	2.83%	(6)	3.15%		4.10%	(6)
Ratio of net expenses to average
net assets (7)	2.35%	(6)(10)	2.35%		2.35%	(6)	3.10%	(6)(10)	3.10%		3.10%	(6)
Ratio of net investment income (loss)
to average net assets (7)(9)	0.62%	(6)	0.58%		0.10%	(6)	(0.17)%	(6)	(0.17)%		(0.65)%	(6)

Portfolio Turnover Rate	31%	(8)	63%		150%	(8)	31%	(8)	63%		150%	(8)

(1)	The Ascendant Balanced Fund's Class A and Class C shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6) Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8) Not annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(10)	Represents the ratio of expenses to average net assets advisor recapture of waived/reimbursements fees from prior periods.

See accompanying notes to financial statements.

Ascendant Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Six Months Ended
		March 31,		Year Ended		Period Ended
		2014		September 30,		September 30,
		(Unaudited)		2013		2012 (1)
Net asset value, beginning of period		$ 13.56		$ 12.06		$ 10.00

Activity from investment operations:
	Net investment income (2)	0.06		0.11		0.04
	Net realized and unrealized
	gain on investments	1.00		1.43		2.05
Total from investment operations		1.06		1.54		2.09

Less distributions from:
	Net investment income	(0.11)		-		(0.01)
	Net realized gains	-		(0.04)		(0.02)
Total distributions		(0.11)		(0.04)		(0.03)

Paid-in-Capital From Redemption Fees (2)		0.00	(3)	0.00	(3)	0.00	(3)

Net asset value, end of period		$ 14.51		$ 13.56		$ 12.06

Total return (4)		7.85%	(8)	12.78%		20.87%	(8)

Net assets, at end of period (000s)		$ 23,835		$ 15,417		$ 6,676

Ratio of gross expenses to average
	net assets (5)(7)	1.84%	(6)	2.07%		3.10%	(6)
Ratio of net expenses to average
	net assets (7)	2.10%	(6)(10)	2.07%		2.10%	(6)
Ratio of net investment income (loss)
	to average net assets (7)(9)	0.85%	(6)	0.88%		0.35%	(6)

Portfolio Turnover Rate		31%	(8)	63%		150%	(8)

(1)	The Ascendant Balanced Fund's Class I shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(10)	Represents the ratio of expenses to average net assets advisor recapture of waived/reimbursements fees from prior periods.

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A					Class C
	Six Months Ended					Six Months Ended
	March 31,		Year Ended	Period Ended		March 31,		Year Ended	Period Ended
	2014		September 30,	September 30,		2014		September 30,	September 30,
	(Unaudited)		2013	2012 (1)		(Unaudited)		2013	2012 (1)
Net asset value, beginning of period	$ 13.83		$ 12.44	$ 10.00		$ 13.67		$ 12.38	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.12		0.05	(0.01)		0.05		0.01	(0.10)
Net realized and unrealized
gain on investments	0.17		1.62	2.57		0.20		1.55	2.60
Total from investment operations	0.29		1.67	2.56		0.25		1.56	2.50

Less distributions from:
Net investment income	(0.20)		-	-		(0.18)		-	-
Net realized gains	(0.19)		(0.28)	(0.12)		(0.19)		(0.27)	(0.12)
Total distributions	(0.39)		(0.28)	(0.12)		(0.37)		(0.27)	(0.12)

Paid-in-Capital From Redemption Fees (2)	0.00	(3)	-	0.00	(3)	0.00	(3)	-	-

Net asset value, end of period	$ 13.73		$ 13.83	$ 12.44		$ 13.55		$ 13.67	$ 12.38

Total return (4)	2.59%		13.45%	25.75%	(8)	2.16%		12.66%	25.14%	(8)

Net assets, at end of period (000s)	$ 25,093		$ 659	$ 1,540		$ 175		$ 76	$ 16

Ratio of gross expenses to average
net assets (5)(7)	2.04%	(6)	7.37%	7.45%	(6)	3.09%	(6)	8.12%	8.20%	(6)
Ratio of net expenses to average
net assets (7)	2.40%	(6)(10)	2.40%	2.40%	(6)	3.15%	(6)(10)	3.15%	3.15%	(6)
Ratio of net investment income (loss)
to average net assets (7)(9)	1.70%	(6)	0.35%	(0.06)%	(6)	0.68%	(6)	0.06%	(0.81)%	(6)

Portfolio Turnover Rate	93%	(8)	165%	158%	(8)	93%	(8)	165%	158%	(8)

(1)	The Ascendant Deep Value Convertibles Fund's Class A and Class C shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6) Annualized for periods less than one full year.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8) Not annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(10)	Represents the ratio of expenses to average net assets advisor recapture of waived/reimbursements fees from prior periods.

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	March 31,		Year Ended	Period Ended
	2014		September 30,	September 30,
	(Unaudited)		2013	2012 (1)
Net asset value, beginning of period	$ 13.87		$ 12.49	$ 10.00

Activity from investment operations:
Net investment income (2)	0.12		0.09	0.02
Net realized and unrealized
gain on investments	0.18		1.63	2.59
Total from investment operations	0.30		1.72	2.61

Less distributions from:
Net investment income	(0.21)		-	(0.00)	(3)
Net realized gains	(0.19)		(0.34)	(0.12)
Total distributions	(0.40)		(0.34)	(0.12)

Paid-in-Capital From Redemption Fees (2)	(0.00)	(3)	-	(0.00)	(3)

Net asset value, end of period	$ 13.77		$ 13.87	$ 12.49

Total return (4)	2.60%	(8)	13.77%	26.28%	(8)

Net assets, at end of period (000s)	$ 4,148		$ 2,295	$ 991

Ratio of gross expenses to average
net assets (5)(7)	2.07%	(6)	7.12%	7.20%	(6)
Ratio of net expenses to average
net assets (7)	2.15%	(6)(10)	2.15%	2.15%	(6)
Ratio of net investment income
to average net assets (7)(9)	1.68%	(6)	0.69%	0.19%	(6)

Portfolio Turnover Rate	93%	(8)	165%	158%	(8)

(1)	The Ascendant Deep Value Convertibles Fund's Class I shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6)	Annualized for periods less than one full year.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(10)	Represents the ratio of expenses to average net assets advisor recapture of waived/reimbursements fees from prior periods.

See accompanying notes to financial statements.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

1.

ORGANIZATION

The Ascendant Balanced Fund (“ABF”) and Ascendant Deep Value Convertibles Fund (previously known as Ascendant Diversified Income & Growth Fund) (“ADVCF”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. ABF seeks total return from income and growth of capital. ADVCF seeks growth of capital.

The Funds currently offer Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class C and Class I shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.   The three levels of input are:

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Funds’ assets measured at fair value:

Ascendant Balanced Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 15,119,757	$ -	$ -	$ 15,119,757
Exchange Traded Funds	1,027,312	-	-	1,027,312
Non-Convertible Bonds	-	2,136,148	-	2,136,148
Convertible Bonds	-	7,779,870	-	7,779,870
U.S. Government Treasury Obligations	-	103,669	-	103,669
Purchased Put Option	17,100	-	-	17,100
Short-Term Investment	120,213	-	-	120,213
Total	$ 16,284,382	$ 10,019,687	$ -	$ 26,304,069

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Ascendant Deep Value Convertibles Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,166,818	-	-	$ 3,166,818
Convertible Bonds	-	24,977,246	-	24,977,246
Non-Convertible Bonds		372,680
Short-Term Investment	590,683	-	-	590,683
Total	$ 3,757,501	$ 25,349,926	$ -	$ 29,107,427

There were no transfers in to or out of Level 1, Level 2 or Level 3 during the year. It is the Funds’ policy to recognize transfers in to or out of fair value levels at the end of the reporting period.

The Funds did not hold any Level 3 securities during the year.

* See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio.  If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to a Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

As of March 31, 2014, the amount of unrealized appreciation and realized gain (loss) on option contracts subject to equity price risk is as follows:

Such figures can be found on the Statement of Operations.

* Included in realized gain/(loss) from security transactions.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013), or expected to be taken in the Funds’ 2014 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $13,168,803 and $6,934,383, respectively, for ABF. For the six months ended March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $42,443,602 and $17,804,091, respectively, for ADVCF.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Ascendant Advisors, LLC serves as the Funds’ Investment Adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. Pursuant to an Advisory Agreement with Trust with respect to the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.10% of ABF and 1.15% of ADVCF average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2015, to waive a portion of its advisory fee and has agreed to reimburse ABF and ADVCF for other expenses to the extent necessary so that the total expenses incurred by the Funds (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) do not exceed the following:

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

These amounts will herein be referred to as the "expense limitations" and are based upon a per annum of the Funds’ average daily net assets.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund's operating expenses to exceed the respective expense limitation. If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2014, the Adviser recaptured fees in the amount of $28,889 for ABF and $29,924 for ADIGF.

The following amounts are subject to recapture by the Funds by the following dates:

	9/30/2015	9/30/2016
ABF	$ 85,095	$ 1,902
ADVCF	$ 117,314	$ 102,188

During the six months ended March 31, 2014, AWM Services, LLC, a registered broker/dealer and an affiliate of the Funds executed trades on behalf of the Funds.  AWM Services, LLC received $35,718 from ABF and $160,415 from ADVCF in brokerage commissions.

Distributor- The Trust, on behalf of the Funds has adopted the Trust’s Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act for Class A shares and Class C shares of the Funds (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A shares and an annual rate of 1.00% of the average daily net assets of each Fund’s Class C shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser.  The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate GFS. On sales of ABF’s Class A shares for the six months ended March 31, 2014, the Distributor received $2,238 from front-end sales charges of which $338 was

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

retained by the principal underwriter or other affiliated broker-dealers.  On sales of ADVCF’s Class A shares for the six months ended March 31, 2014, the Distributor received $12,035 from front-end sales charges of which $1,847 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

Amounts payable to GFS for these services are reported as “Fees Payable to Other Affiliates” in the Statements of Assets and Liabilities.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized gain/(loss) from security transactions is primarily attributable to the tax deferral of losses on wash sales and straddles, adjustments for real estate investment trusts, grantor trusts, return of capital distributions from C-Corporations, limited partnerships and contingent payment debt instruments.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

At September 30, 2013, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the tax treatment of foreign exchange gains/(losses), the reclassification of fund distributions and tax adjustments related to real estate investment trusts, contingent payment debt instruments, grantor trusts, return of capital distributions from C-Corporations and partnerships, resulted in reclassification for the period ended September 30, 2013 as follows:

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the six months ended March 31, 2014, ABF assessed $54 in redemption fees. For the six months ended March 31, 2014, ADVCF assessed $296 in redemption fees.

6.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

The Ascendant Funds

EXPENSE EXAMPLES (Unaudited)

March 31, 2014

As a shareholder of Ascendant Balanced Fund and Ascendant Deep Value Convertibles Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in Ascendant Balanced Fund and Ascendant Diversified Income & Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Ascendant Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period 10/1/13 – 3/31/14*	Expense Ratio During Period 10/1/13 – 3/31/14**
Ascendant Balanced Fund:
Class A	$1,000.00	$1,077.80	$ 12.17	2.35%
Class C	$1,000.00	$1,072.30	$ 16.02	3.10%
Class I	$1,000.00	$1,078.50	$ 10.88	2.10%
Ascendant Deep Value Convertibles Fund: Class A	$1,000.00	$1,025.90	$ 12.12	2.40%
Class C	$1,000.00	$1,021.60	$ 15.88	3.15%
Class I	$1,000.00	$1,026.00	$ 10.86	2.15%

The Ascendant Funds

EXPENSE EXAMPLES (Unaudited) (Continued)

March 31, 2014

Hypothetical (5% return before Expenses)	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period 10/1/13– 3/31/14*	Expense Ratio During Period 10/1/13 –3/31/14**
Ascendant Balanced Fund:
Class A	$1,000.00	$1,012.96	$ 12.04	2.35%
Class C	$1,000.00	$1,009.22	$ 15.78	3.10%
Class I	$1,000.00	$1,014.46	$ 10.55	2.10%
Ascendant Deep Value Convertibles Fund: Class A	$1,000.00	$1,013.04	$ 12.11	2.40%
Class C	$1,000.00	$1,009.28	$ 15.87	3.15%
Class I	$1,000.00	$1,014.21	$ 10.80	2.15%

*  Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (182) days for each Fund’s divided by the number of days in the fiscal year (365).

** Annualized.

ASCENDANT FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2014

Ascendant Balanced Fund, Ascendant Diversified Income & Growth Fund, Ascendant Natural Resources Fund and Patriot Fund (Adviser -  Ascendant Advisors, LLC)

 In connection with the regular meeting held on December 10-11, 2013 the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Ascendant Advisors, LLC (“Ascendant”) and the Trust, with respect to the Ascendant Balanced Fund, the Ascendant Diversified Income & Growth Fund, Ascendant Natural Resources Master Fund** and the Patriot Fund, and the approval of an investment advisory agreement (the “New Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Trust and Ascendant, with respect to Ascendant Natural Resources Fund (together with Ascendant Balanced Fund, Ascendant Diversified Income & Growth Fund, Ascendant Natural Resources Master Fund and Patriot Fund, (each a “Fund” and collectively the “Funds”). In considering the renewal of the Agreements, the Trustees received materials specifically relating to the Agreements.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreements.  Due to the master/feeder structure, consideration of the Ascendant NR Master was part of and integral to the Trustees consideration of Ascendant NR.

Nature, Extent and Quality of Services.  The Trustees discussed Ascendant’s history noting it was founded in 1970, and manages approximately $84 million in assets for high net worth families and institutions, providing active portfolio management of various strategies through several platforms including separately managed accounts, asset allocation strategies and mutual funds.  The Trustees reviewed and acknowledged that the key investment personnel responsible for servicing each Fund have impressive credentials which they obtained over 20 years of financial industry experience in portfolio management, trading and compliance and that key personnel had remained in place since the last contract approval.  They noted that Ascendant provides research, analysis, execution, compliance and marketing services to the Funds.  The Trustees discussed that Ascendant had developed proprietary research methods that utilize quantitative, qualitative and objective research and analysis conducted on both technical and fundamental data.  This research is used to identify securities expected to outperform the market during specific time periods and to modify the holdings to conform to what its research identifies to be more attractive investments.  Recognizing that not all investment strategy risk can be eliminated, the Trustees were satisfied that Ascendant has an investment committee that sets each Fund’s sector asset allocations based on their view of the macroeconomic market environment, and also sets portfolio risk controls, the investment guidelines, and provides investment monitoring.  The Trustees noted that no material compliance or litigation issues had arisen since the Trustees’ last review.  The Trustees considered the significant extent of financial industry experience and an investment philosophy built around premium research, and the Trustees were comfortable that Ascendant will continue to provide high quality service to the Funds and their respective shareholders.

Performance.    The Trustees reviewed each Fund’s performance as compared to its peer group and Morningstar category.

Ascendant Balanced.  The Trustees noted the Fund returned 12.76% during the last year and 16.87% since inception, outperforming its peer group and blended benchmark index during both periods while underperforming the Morningstar Aggressive Allocation Category average during both periods.  The Trustees considered that Ascendant had acknowledged in its 15(c) response that during strong positive equity markets the Fund may lag its category, but should perform well in weaker equity markets.  After further discussion, the Trustees agreed that Ascendant is achieving the Fund’s objective of total return and its performance is acceptable.

Ascendant Diversified. The Trustees noted the Fund returned 13.78% and 20.02% during the last year and since inception, respectively, outperforming its peer group for both periods.  The Fund slightly underperformed the Morningstar category over the last year and was on par with it since inception.  The Fund underperformed the Dow Jones US Select Dividend Index average during both periods.  The Trustees noted that the Fund’s relative underperformance in the recent strong positive equity markets was to be expected, given the fact that the strategy generally underweights equity securities.  After further discussion, the Trustees agreed that Ascendant is achieving the Fund’s objective of total return and its performance is acceptable.

Ascendant NR. The Trustees noted the Fund outperformed the Morningstar Natural Resources Category average over the last one year (3.99% versus 3.85%) and since inception (9.67% versus 8.73%), and outperformed its peer group since inception (6.42%).  They further noted the Fund’s recent underperformance relative to its peer group (6.46%), as well as its underperformance relative to the S&P North American Natural Resource Sector Index over the 1-year period (7.19%) and since inception (12.24%).  The Trustees considered that the recent underperformance was partially due to the Fund’s strategic long-term allocations to timber and agribusiness, which Ascendant believes offer excellent future growth opportunities.  After further discussion, the Trustees agreed that Ascendant is achieving the Fund’s objective and its performance is acceptable.

Ascendant Patriot. The Trustees noted the Fund posted double-digit returns over the 1-year period and since inception, outperforming its peer group average since inception, but underperforming the peer group average over the trailing 1-year period, and underperforming its Morningstar category average and the S&P 500 Total Return Index over the 1-year period and since inception.  The Trustees took note of Ascendant’s assertion that any recent relative underperformance is due primarily to the Fund’s defensive positioning over the past year. The Trustees noted that many of the equities that drove the equity bull market did not fit the mandate or risk-profile of the Fund.  After further discussion, the Trustees agreed that Ascendant is achieving its objective and its performance is acceptable.

Fees and Expenses.

Ascendant Balanced.  The Trustees noted the Fund’s advisory fee is 1.10%, which is the third highest in its peer group, and a net expense ratio of 2.39%, which is the fourth highest in its peer group.  They noted the advisory fee is slightly higher than its peer group average of 0.96%, and significantly higher than its Morningstar category average of 0.37%.  When evaluating the Fund’s expense ratio, the Trustees considered that the Fund is very small, compared to larger funds in the category that may benefit from economies of scale.  They further considered that the advisory fee is lower than the fee charged by Ascendant to its other accounts.  The Trustees discussed the expense limitation agreement currently in place and noted Ascendant intends to renew the agreement.  After further discussion, in light of the size of the Fund and the expense limitations currently in place, the Trustees agreed that the fees were not unreasonable.

Ascendant Diversified.  The Trustees noted the Fund has an advisory fee of 1.15%, versus 0.96% for its peer group and 0.37% for the Morningstar category average, and a net expense ratio of 2.42%, which is the fourth highest in its peer group.  They considered that the advisory fee is within the high/low range of fees charged by its peer group funds.  When evaluating the Fund’s expense ratio, the Trustees considered that the Fund is very small, compared to larger funds in the category which may benefit from economies of scale.  The Trustees discussed the expense limitation agreement currently in place and noted Ascendant intends to renew the agreement.  After further discussion, in light of the size of the Fund and the expense limitations currently in place, the Trustees agreed that the fees were not unreasonable.

Ascendant NR.  The Trustees noted the Fund has an advisory fee (including the Master fee) of 1.35% that is equal to the highest in its peer group (average 0.99%) and higher than the Morningstar category average of 0.85%, and a net expense ratio of 2.62%, which is the second highest in its peer group.  They considered, however, that the Fund’s net expense ratio has trended downward as the Fund’s assets have grown, and agreed that they would expect that trend to continue as the Fund continues to grow.  The Trustees also noted that the master-feeder structure increased costs, and that the strategy itself is labor intensive.  The Trustees discussed the expense limitation agreement currently in place and noted Ascendant intends to renew the agreement.  After further discussion, in light of the size of the Fund and the expense limitations currently in place, the Trustees agreed that the advisory fees of NR and NR Master were not unreasonable.

Ascendant Patriot. The Trustees noted the Fund’s advisory fee of 1.40% is higher than any in its peer group (average 0.89%), but within the high low range of fees of funds in its Morningstar category, which has an average advisory fee of 0.60%.  The Trustees also noted that the Fund has a net expense ratio of 2.40%, which is the fourth highest in its peer group.  The Trustees discussed at length the complexity of the screening process required for Ascendant Patriot, and noted the increased costs associated with such screening.  The Trustees also noted that the screening process makes Ascendant Patriot unique, which reduces the value of comparisons to a peer group or Morningstar category.  The Trustees discussed the expense limitation agreement currently in place and noted Ascendant intends to renew the agreement.  After further discussion, the Trustees agreed that the advisory fee was not unreasonable.

Economies of Scale.  The Trustees considered that Ascendant has been subsidizing the Funds for over 2 years and noted that economies of scale are unlikely to be truly realized until Ascendant is able to recapture its fees.  The Trustees noted that Ascendant estimated economies of scale will be realized for each Fund at approximately $100 million in Fund assets. They noted Ascendant indicated its willingness to consider breakpoints as each Fund’s assets grow. After discussion, the Trustees agreed that the absence of breakpoints was acceptable at this time.

Profitability.    The Trustees considered the estimated profits realized by Ascendant in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit with respect to the services provided to the Funds.  They noted that Ascendant is reimbursing expenses in an amount greater than advisory fees received with respect to Ascendant Diversified and Ascendant NR.  The Trustees reviewed a profitability analysis provided by Ascendant and noted that, based on the information provided, Ascendant is not realizing a profit from its relationship with any of the Funds.

Conclusion.  Having requested and received such information from Ascendant as the Trustees believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure for each Fund is reasonable and that renewal of the Advisory Agreement with Ascendant is in the best interests of the shareholders of the Ascendant Balanced Fund Ascendant Diversified Income & Growth Fund, Ascendant Natural Resources Master Fund and the Patriot Fund, and that approval of the New Advisory Agreement is in the best interests of the shareholders of Ascendant Natural Resources Fund.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

** On December 10, 2013, the Trustees resolved to close the Ascendant Natural Resources Master Fund and end the Ascendant Natural Resources Fund’s master-feeder structure, subject to shareholder approval of a the New Advisory Agreement, which takes into account the Fund’s new structure.  On March 3, 2014 shareholders approved the New Advisory Agreement.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

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Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Page 2

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

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open an account or deposit money

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direct us to buy securities or direct us to sell your securities

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seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISOR

Ascendant Advisors, LLC

Four Oaks Place

1330 Post Oaks Blvd., Suite 1550

Houston, TX 77056

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/6/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/6/14